Wireless Licenses, Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Indefinite-lived Intangible Assets [Line Items]
Wireless licenses (current assets) held-for-sale	$ 300,000,000	$ 900,000,000
Wireless licenses under development	4,580,000,000	4,176,000,000
Average remaining renewal period of wireless license portfolio (in years)	4 years 8 months 12 days
Wireless Licenses
Indefinite-lived Intangible Assets [Line Items]
Wireless licenses under development	$ 400,000,000	$ 7,700,000,000